Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Parenthetical) (Detail) (TransUnion Corp-Predecessor, USD $) In Millions, unless otherwise specified	Apr. 30, 2012
Preliminary Fair Value
Business Acquisition [Line Items]
Business Combination, goodwill tax deductible	$ 128.8
Final Allocation
Business Acquisition [Line Items]
Business Combination, goodwill tax deductible	$ 128.8